8. Share-Based Compensation (Details - Share based compensation March 2016) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Share-based compensation	$ 286,460	$ 147,228
Research and Development Expense [Member]
Share-based compensation	193,451	99,145
General and Administrative Expense [Member]
Share-based compensation	$ 479,911	$ 48,083